General Information and Basis of Presentation	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
General Information and Basis of Presentation
1. General Information and Basis of Presentation

General Information

Navigator Holdings Ltd. (the “Company”), the ultimate parent company of the Navigator Group of companies, is registered in the Republic of the Marshall Islands. The Company has a core business of owning and operating a fleet of liquefied gas carriers. As of June 30, 2025, the Company owned and operated 58 gas carriers (the “Vessels”) each having a cargo capacity of between 3,770 cbm and 38,000 cbm, of which 27 were ethylene and ethane-capable vessels.

The Company entered into a joint venture (the “Navigator Greater Bay Joint Venture”) with Greater Bay Gas Co. Ltd. (“Greater Bay Gas”) in September 2022, which joint venture entity has acquired two 17,000 cbm, 2018-built ethylene-capable liquefied gas carriers and three 22,000 cbm, 2019-built ethylene capable liquefied gas carriers.

The Company owns a 50% share, through a joint venture (the “Export Terminal Joint Venture”), of an ethylene export marine terminal at Morgan’s Point, Texas on the Houston Ship Channel (the “Ethylene Export Terminal”), that is capable of exporting in excess of 1.55 million tons of ethylene per year.

Unless the context otherwise requires, all references in the consolidated financial statements to “our”,” we” and “us” refer to the Company.

Basis of Presentation

These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and related Securities and Exchange Commission (“SEC”) rules for interim financial reporting. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In our opinion, all adjustments consisting of normal recurring items, necessary for a fair statement of financial position, operating results and cash flows have been included in the unaudited interim condensed consolidated financial statements and related notes. The unaudited interim condensed consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements and related notes for the year ended December 31, 2024 included in our Annual Report on Form 20-F filed with the SEC on March 25, 2025 (the “2024 Annual Report”). The year-end condensed balance sheet data was derived from the audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America. The results for the six months ended June 30, 2025, are not necessarily indicative of results for the year ending December 31, 2025, or any other future periods.

In preparing these unaudited condensed consolidated financial statements, the Company has disaggregated certain income statement line items. This disaggregation was performed to enhance clarity and to provide users with greater insight into the Company’s financial position. Unrealized foreign exchange gains and losses are now separately disclosed and disaggregated from interest expense. Prior period balances have been reclassified to conform to the current period presentation.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company, its subsidiaries and variable interest entities (“VIE”) for which the Company is a primary beneficiary (please read Note 15—Variable Interest Entities for additional information). All intercompany accounts and transactions have been eliminated on consolidation.

The results of operations are subject to seasonal and other fluctuations and are therefore not necessarily indicative of results that may otherwise be expected for the entire year.
Management has evaluated the Company’s ability to continue as a going concern and considered the conditions and events that could raise substantial doubt about the Company’s ability to continue as a going concern within 12 months after the financial statements are issued. As part of the evaluation, and among other things, management has considered the following:

•our current financial condition and liquidity sources, including current funds available and forecasted future cash flows;
•the severity and duration of any world events and armed conflicts, including the Russian-Ukraine war, conflicts in the Israel-Gaza region and the broader conflict in the Middle East involving Iran and other nations, and associated repercussions to supply and demand for oil and gas and the economy generally as well as possible effects of trade disruptions and trade tariffs;

Following the signing of the May 2025 Facility, the substantial doubt over the Company's ability to continue as a going concern that was disclosed in both the Company’s Preliminary Fourth Quarter and Financial Year 2024 Results (Unaudited) released on March 12, 2025 and in the Company’s Annual Report on Form 20-F for the Year Ended December 31, 2024 released on March 25, 2025, has been alleviated.

Following the evaluation Management has determined that it is appropriate to continue to adopt the going concern basis in preparing the financial statements.
A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Company's 2024 Annual Report. There have been no material changes to these policies in the six months ended June 30, 2025.

Recent Accounting Pronouncements
New accounting standards issued as of June 30, 2025 may affect future reporting by Navigator Holdings Ltd. The Company's 2024 Annual Report contains a list of such accounting pronouncements that may be relevant in the future and new accounting pronouncements were announced during the six months ended June 30, 2025. The impact of these announcement on the financial reporting was assessed and the Company concluded that there is no material impact for current and future reporting periods.